FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
25.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets and liabilities including time deposits, available-for-sale securities and game license payment liabilities at fair value on a recurring basis as of December 31, 2013 and 2014.

Cash equivalents included time deposits that can been withdrawn at any time and are stated at fair value. Available-for-sale securities are stated at fair value. The Company classified such financial assets as investments within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 investments as of December 31, 2013 and 2014.

Game license payment liabilities arising from the acquisition of intangible assets relating to a game license obtained in 2012 are classified within Level 3 of the fair value hierarchy because the Company recorded the present value of the installment payment liabilities using discounted cash flow ("DCF") method. The significant unobservable input used in the DCF model was the discount rate of 3.25% which approximated to the Company's expected borrowing rate from banks in the United States. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2013 and 2014:

	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$72,520,957	$-	$-	$72,520,957	$40,777,831	$-	$-	$40,777,831
Available-for-sale securities	-	-	-	-	20,013,487	-	-	20,013,487
Game license payment liabilities	-	-	39,260,000	39,260,000	-	-	19,860,000	19,860,000

Total	$72,520,957	$-	$39,260,000	$111,780,957	$60,791,318	$-	$19,860,000	$80,651,318

Fair Value measurement
Using Significant
Unobservable is inputs (level 3)
Game license payment liabilities

Opening balance	$39,260,000
Transfer into Level 3	-
Transfer out of Level 3	-
Total gains or losses for the period
Included in earning (or changes in net assets)	600,000
Settlements	(20,000,000)

Closing balance	$19,860,000

Measured on nonrecurring basis

The Company measured the fair value of the purchased intangible using the "cost," "income approach-excess earnings" or "with & without" valuation methods. In addition, the Company measured the fair value of intangible assets using income approach method based on which to recognize the impairment loss in 2013 and 2014. These intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired businesses or assets and discount rates to determine the fair value of these purchased assets.

Goodwill and cost method investments are measured at fair value on a nonrecurring basis when impairment is recognized.

The Company measured the fair value of cost method investment in U4iA and Meteor using income approach method based on which to recognize the impairment loss in 2013 and 2014, respectively. The cost method investment in Meteor is considered as Level 3 assets because the Company used unobservable inputs, such as forecast financial performance and future cash flow to determine the fair value of the cost method investment.

Warrants and intangible assets purchased with issued warrants as consideration are measured at fair value on a nonrecurring basis on the transaction date (see Note 22).